December 8, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:              Mr. William Friar, Financial Analyst

Dear Mr. Friar:

Re: Enterra Systems Inc. Amendment No. 3 to Registration Statement on Form SB-2 Filed on December 8 2006; File No. 333-131869

                                 Thank you for your letter dated September 29, 2006, with respect to the Registration Statement on Form SB-2/A No. 2 filed by Enterra Systems Inc. (the “Company”) on September 13, 2006.

Our responses are numbered in a manner that corresponds with your comments as set out in your letter of September 29, 2006.

Financial Statements, page F1

1.

Please revise your filing to provide updated interim financial statements as of July 31, 2006 and 2005 pursuant to Item 310(b) of Regulation S-B. Similarly, please revise your MD&A to incorporate discussions of these periods in accordance with item 303(b)(2) of Regulation S-B.

RESPONSE: We have revised our filing to include our July 31, 2006 and 2005 financial statements and have also revised our MD&A in accordance with item 303(b)(2) of Regulation S-B.

Report of Independent Registered Public Accounting Firm, page F3

2.

To the extent that your responses to our comment results in a restatement of your financial statements, please have your auditors update or dual date their audit opinion, as appropriate. Also, revise your filing to comply with the disclosure requirements of SFAS 154, as necessary or advise us as to why further disclosure is not warranted.

RESPONSE: Our audited financial statements have been revised to include both an updated report from our Auditor and a restatement note.

Footnote 4. Long-Term Debt, page F13

3.

We note your response to comment 12 from our letter dated June 30, 2006. It appears that your tabular presentation of estimated long term debt principal repayments on page F16 represents the amount outstanding as of April 30, 2006 as evidenced in your interim financial statements and footnotes on pages F23, F32, and F34 of your filing. Please revise this audited financial statement footnote so that the sum of the amounts presented is equal to the total amount of long term debt presented on your balance sheet as of October 31, 2005.

RESPONSE: The financial statement table presenting estimated principal repayments has been revised to equal the principal amount outstanding as of the annual period ended October 31, 2005, as follows:

Estimated principal repayments of all long term debt are as follows for the years ending October 31:

Year	Principal Repayment
2006	nil
2007	45,039
2008	83,183
2009	133,272
2010	84,124
Thereafter	972,653
1,318,271
Less: unamortized discount	(661,563)
$ 656,708

4.

We note your response to comments 13 and 14 from our letter dated June 30, 2006 and do not agree with your accounting treatment of the NRC debt discount being recorded with a credit to additional paid in capital. Paragraph 17 of APB No. 21 states that any discount or premium recognized as a result of your present value calculation should not be separated from the note which gives right to it. As a result, please revise your filing to present your debt discount as a reduction of your debt or provide us with substantive authoritative guidance to support your accounting treatment.

RESPONSE: We have revised our filing to present the NRC debt discount as a reduction of our debt. The off-setting side of the discount journal entry was a credit to additional paid in capital. As time passes and the loan approaches maturity, financing fees, which are the amortization of the present value discount, are expensed. The entry to record the finance fee expense is a debit to the expense account and a credit to the loan payable account.

As requested in prior correspondence, we have provided sample NRC journal entries with this letter. (Please see Appendix A – page 2, attached)

5.

It appears based on your response to comment 13 from our letter dated June 30, 2006 that if you are able to repay the original face amount loaned to you by NRC (CDN $210,000) before the end of the repayment period (April 30, 2012), then you could be required to pay a finance fee of up to 50% of the original face amount of the loan. Furthermore, if you were unable to pay off 100% of the original face amount loaned before the end of the repayment period, then it appears you would only be required to continue making payment until the earlier of full repayment (100%) of the original amounted loaned or July 1, 2017. Please revise your filing to clarify the circumstances under which you could be required to pay NRC the additional 50% finance fee.

RESPONSE: We have further revised the disclosure in our filing, as noted below in bold:

The Company must repay to the NRC 4% of the Company’s gross revenues on a quarterly basis for the quarter preceding the repayment. The first repayment commences July 1, 2007 and continues until April 30, 2012 or until 150% of the loan proceeds have been repaid, whichever occurs earlier. If by April 30, 2012, the total amount repaid and owed to NRC on the project is less than 100% of the NRC contribution to the Company, the Company will continue to make repayments to NRC under the same terms until the earlier of the full repayment (100%) of the NRC contribution or ten years after the start of the repayment period. Interest is calculated on overdue payments at a rate of 1% per month.

The requirement to repay NRC 4% of the Company’s gross revenues in the future, to a maximum of 150% of loan proceeds, or CDN $630,000, includes a 50% premium of CDN $210,000 agreed to by the Company at the date of issuance of the NRC debt. In accordance with APB 21, management has determined the net present value of the debt based upon an imputed interest rate of 18.99%, which represents the Company’s estimated incremental borrowing rate for a similar instrument, and management’s best estimate of the term of the debt, being full repayment by October 31, 2010.  The discount has been recorded as an addition to additional paid in capital and a reduction of the debt. The Company will record the debt discount as a financing expense on a straight-line basis over the term to October 31, 2010, while at the same time accreting the debt back to its original face value of CDN $420,000.

6.

As a related matter, please also revise your filing to disclose how and when you intend to account for the additional 50% finance fee associated with your NRC loan. Your revised disclosures should address when you consider the finance fee to be incurred and how you determine the amount of fee to be accrued and expensed each reporting period.

RESPONSE: The 50% finance fee will be expensed as the fee is incurred. The terms of the loan call for repayment to commence in July of 2007. The payments of principal and finance fees will be accrued quarterly and will be calculated as 4% of gross revenues earned in the preceding quarter. The finance fee portion of the repayment, which is to be expensed in the quarter in which the revenues occur, will be calculated on a pro-rata basis.

7.

Your response to comment 13 indicates that you expect to be generating revenues by October 2010. In addition, your response to comment 15 states that you have determined that if you draw down the entire amount available under the CMMG credit facility, you would owe a finance fee payable of between $1,581,244 (low end of the range) and $4,020,111 (high end of the range). Therefore, it appears that you have sufficient information available to determine the amount of finance fee payable as of April 30, 2006 and possibly for interim and annual periods prior to that date. Please revise your financial statements to record a liability for the CMMG finance fee or provide us with the authoritative guidance you rely upon to support your accounting treatment. Refer to paragraph 8 of SFAS No. 5, and paragraph 36 of FASB Statement of Concepts No. 6.

RESPONSE: After careful review of the relevant facts, GAAP guidance, and our telephone discussions with you, we have determined that we do not have sufficient information available to determine the amount of finance fee payable, beyond accruing finance fees as revenues are earned (which has been done based upon 3.5% of revenues generated as at the date of the financial statements presented) for the following reasons:

•	Paragraph 8 of SFAS No. 5 provides that a contingency shall be accrued if both (1) the amount of the loss is probable; and (2) the amount of the loss can be reasonably estimated.

Although we have provided a possible range of finance fees payable, the potential range of the liability is so large, we do not believe that the amount of potential liability can be reasonably estimated. Further, we do not believe that it is probable the full amount will be paid because payment is based upon future revenues which can neither be reasonably determined nor guaranteed. Because we cannot reasonably determine nor guarantee our future revenues we cannot specifically determine the amount of finance fee payable beyond accruing finance fees as revenues are earned, which is already being done.

•

Paragraph 36 of FASB Statement of Concepts No. 6 provides that a liability has 3 essential characteristics: (a) it embodies a present duty or responsibility to one or more other entities that entails settlement by probable future transfer or use of assets at a specified or determinable date, on occurrence of a specified event, or on demand, (b) the duty or responsibility obligates a particular entity, leaving it little or no discretion to avoid the future sacrifice, and (c) the transaction or other event obligating the entity has already happened.

Although the terms of the agreement with CMMG provide that the Company has an obligation to pay a finance fee we do not believe that settlement in the future is probable because it is predicated upon the Company generating revenues in the future. As noted above, we do not believe future revenues are either predictable or guaranteed. Further, the date(s) on which any future transfer of assets will occur is neither specified nor reasonably determinable since these dates are based upon when the Company generates future revenues which are neither reasonably estimated nor guaranteed.

Lastly, because the Company is not obligated to pay the fee if it does not generate revenues, we believe that fact alone gives the Company “discretion to avoid the future sacrifice”.

Please also refer to our response to your query #9, below.

8.	Please revise your filing to clarify what, if any, your legal obligation would be to pay CMMG the 150% finance fee in the event that Enterra never generates future revenues.

RESPONSE: We have revised our filing to including the following wording at Note 4(iv)(j) (of both the October 2005 and the July 31, 2006 financial statements) and at pages 14 and 44 of the SB-2/A: “If Enterra never generates future revenues, then it will have no legal obligation to pay the 150% finance fee.”

9.

We note your disclosure on page F15 that your CMMG loan bears an interest rate of 3.95% per annum. Based on your response to comment 13 from our letter dated June 30, 2006, it appears that your incremental borrowing rate is much higher than the stated rate of interest on your CMMG loan. Please tell us how you considered the guidance in paragraph 13 of APB No. 21 in determining the appropriate accounting for your CMMG loan. Revise your financial statements as necessary to account for the debt at its net present value at the date of issuance.

RESPONSE: We have revised our financial statements to account for the CMMG debt at its net present value at the date of issuance.

In accordance with APB 21 management has determined the net present value of the debt based upon an imputed interest rate of 18.99%, which represents the Company’s estimated incremental borrowing rate for a similar instrument, and an estimated repayment date of November 29, 2010, which is the maturity date of the loan as per the loan agreement.

The discount has been recorded as a reduction of the debt. The off-setting side of the discount journal entry was a credit to additional paid in capital. As time passes and the loan approaches maturity, financing fees, which are the amortization of the present value discount, are expensed. The entry to record the finance fee expense is a debit to the expense account and a credit to the loan payable account.

As requested in prior correspondence, we have provided sample CMMG journal entries with this letter. (Please see Appendix A – page 3, attached) Please also refer to Appendix A – page 1, which compares the terms of the CMMG and the NRC debt.

10.

We note your response to comment 21 from our letter dated June 30, 2006. You state that the shares to employees promised in 2002, but were not issued until 2005 at an agreed price of $0.76 to $0.77 per share. Please tell us when the expense and corresponding liability underlying this stock issuance to employees for past services provided was accrued. Refer to paragraph 12 and 13 of APB 25 and revise your financial statements if necessary to account for these awards in the appropriate period.

RESPONSE: The shares granted to employees were issued in lieu of wages for employment services provided throughout the years ended October 31, 2002, 2003, 2004 and 2005. Accordingly, we have restated our financial statements to accrue the liability and record the associated expense in the period the service was provided. We have further revised the statements to relieve the liability on the date the shares were issued.

The expenses recorded in the respective periods are as follows: 2002 - $774; 2003 - $8,250; 2004 - $7,528; 2005 - $10,775.

11.

We note your response to comment 22 from our letter dated June 30, 2006. Please revise your filing to disclose that there were no shares issued to related parties in the October 31, 2005 private placement as you state in your response.

RESPONSE: We have further revised our filing to include the following wording:

“There were no shares issued to related parties in the October 31, 2005 private placement.”

Interim Financial Statements

Footnote 2. Summary of Significant Accounting Policies, page F30

12.

We note your disclosure on page F30 that you adopted the provisions of FIN 44. You also disclose that you early adopted SFAS 123R on November 1, 2005. SFAS 123R supersedes FIN 44. Please revise your filing to clarify the periods for which you followed the provisions of FIN 44 and describe the impact of any accounting policy changes as a result of the adoption of SFAS 123R.

RESPONSE: We have revised our interim financial statements to include the following wording:

Prior to the adoption of SFAS 123R, the Company followed the provisions of the FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation – An Interpretation of APB Opinion No. 25, which provides guidance as to certain applications of APB No. 25.

As a result of our adoption of 123R, the Company has recorded $7,647 in stock based compensation expense for the period ended July 31, 2006. If not for the adoption of 123R this expense would not have been recognized but instead, would have been disclosed in the financial statements in the financial statement notes on a pro forma basis only.

In connection with responding to your comments, we wish to advise that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

Enterra Systems Inc.

/s/ Richard Eppich

Richard Eppich, President

cc:	Bernard Pinsky (by fax)

Enterra Systems Inc.
Appendix A - Page 1 CMMG and NRC Loan Comparison

	CMMG	NRC

Maximum loan amount ($CDN)	$3,100,000	$420,000

Repayment	Full amount	4% of gross revenues
	November 29, 2010	commencing July, 2007

Interest	3.95%	n/a

Introduction fee	150% of face value;	50% of face value;
	Recorded on 3.5%	Recorded pro-rata
	of revenues(2.0%	on 4% of revenues;
	after Nov. 2010);	accrued and paid
	accrued quarterly and	quarterly
paid annually

Conversion feature	yes	no

Recorded at NPV	yes	yes

Enterra Systems Inc.
Appendix A - Page 2

NRC Loan - Sample Journal Entries

Finance fees are discount amortization and introduction fee. Introduction fee is expensed over the estimated term of repayment.

On Receipt of Cash (converted at 0.8229)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	61,778	176,250	107,589	0	0	0	0	0	345,618
Loan payable	(27,163)	(74,797)	(48,096)	0	0	0	0	0	(150,057)
Additional paid in capital	(34,615)	(101,453)	(59,493)	0	0	0	0	0	(195,561)

Sum	0	0	0	0	0	0	0	0	0

Recording of Finance Fees - Discount Accretion (converted at 0.8229)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Finance fee expense	384	10,908	26,662	31,522	38,811	71,911	96,231	91,942	368,370
Loan payable	(384)	(10,908)	(26,662)	(31,522)	(38,811)	(71,911)	(96,231)	(91,942)	(368,370)

Sum	0	0	0	0	0	0	0	0	0

On Principal and Introduction Fee Repayment (converted at 0.8229)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	0	0	0	0	(21,869)	(121,167)	(194,129)	(181,263)	(518,427)
Loan payable	0	0	0	0	21,869	121,167	194,129	181,263	518,427

Sum	0	0	0	0	0	0	0	0	0

Enterra Systems Inc.
Appendix A - Page 3

CMMG Loan - Sample Journal Entries
Finance fees are 3.95% interest, discount amortization and introduction fee. Introduction fee is expensed over the estimated term of repayment.

On Receipt of Cash (converted at 0.8696)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	388,408	261,664	322,581			0	0	0	972,653
Loan payable	(111,062)	(77,603)	(114,565)		0	0	0	0	(303,230)
Additional paid in capital	(277,346)	(184,061)	(208,016)		0	0	0	0	(669,423)

Sum	0	0	0	0	0	0	0	0	0

Recording of Finance Charges - Discount Accretion (converted at 0.8696)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Finance fee expense	23,081	52,718	89,668	97,959	101,499	101,499	101,499	101,500	669,423
Loan payable	(23,081)	(52,718)	(89,668)	(97,959)	(101,499)	(101,499)	(101,499)	(101,500)	(669,423)

Sum	0	0	0	0	0	0	0	0	0

Recording of 3.95 % Interest Charge (converted at 0.8696)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Finance fee	0	0	0	38,420	38,420	38,420	38,420	38,420	192,099
Cash	0	0	0	(38,420)	(38,420)	(38,420)	(38,420)	(38,420)	(192,099)

Sum	0	0	0	0	0	0	0	0	0

Enterra Systems Inc.
Appendix A - Page 4

CMMG Loan - Sample Journal Entries - continued
Finance fees are 3.95% interest, discount amortization and introduction fee. Introduction fee is expensed over the estimated term of repayment.

On 150 % Introduction Fee Repayment (converted at 0.8696)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	0	0	0	(14,195)	(60,662)	(112,038)	(179,502)	(266,251)	(632,648)
Finance fee expense	0	0	0	14,195	60,662	112,038	179,502	266,251	632,648

Sum	0	0	0	0	0	0	0	0	0

	Note: Repayment of the introduction fee continues after November 29, 2010 at 2% of gross revenues

On Principal Repayment (converted at 0.8696)

dr (cr)	2003	2004	2005	2006	2007	2008	2009	2010	Total

Cash	0	0	0	0	0	0	0	(972,653)	(972,653)
Loan payable	0	0	0	0	0	0	0	972,653	972,653

Sum	0	0	0	0	0	0	0	0	0